Equity, Units Rollforward (Details) - shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Partners' Capital, Units
Balance at period beginning		81,700,000.0	55,500,000.0	36,500,000.0
Unit-based compensation awards		100,000.0	100,000.0
Partners' capital account, units converted			0
Balance at period end		95,400,000.0	81,700,000.0	55,500,000.0
Common
Partners' Capital, Units
Balance at period beginning		80,100,000.0	39,100,000.0	20,500,000.0
Unit-based compensation awards		100,000.0	100,000.0
Partners' capital account, units converted			15,300,000
Balance at period end		93,500,000.0	80,100,000.0	39,100,000.0
Subordinated
Partners' Capital, Units
Balance at period beginning		0	15,300,000.0	15,300,000.0
Unit-based compensation awards		0	0
Partners' capital account, units converted			15,300,000
Balance at period end		0	0	15,300,000.0
General Partner
Partners' Capital, Units
Balance at period beginning		1,600,000.0	1,100,000.0	700,000.0
Unit-based compensation awards		0	0
Partners' capital account, units converted			0
Balance at period end		1,900,000.0	1,600,000.0	1,100,000.0
October 2012 Equity Offering
Partners' Capital, Units
Units issued in equity offering (units)				1,300,000.0
October 2012 Equity Offering | Common
Partners' Capital, Units
Units issued in equity offering (units)				1,100,000.0
October 2012 Equity Offering | Subordinated
Partners' Capital, Units
Units issued in equity offering (units)				0
October 2012 Equity Offering | General Partner
Partners' Capital, Units
Units issued in equity offering (units)				200,000.0
January 2013 Equity Offering
Partners' Capital, Units
Units issued in equity offering (units)			200,000.0
January 2013 Equity Offering | Common
Partners' Capital, Units
Units issued in equity offering (units)			200,000.0
January 2013 Equity Offering | Subordinated
Partners' Capital, Units
Units issued in equity offering (units)			0
January 2013 Equity Offering | General Partner
Partners' Capital, Units
Units issued in equity offering (units)			0
November 2013 Equity Offering
Partners' Capital, Units
Units issued in equity offering (units)			2,100,000.0
November 2013 Equity Offering | Common
Partners' Capital, Units
Units issued in equity offering (units)			2,100,000.0
November 2013 Equity Offering | Subordinated
Partners' Capital, Units
Units issued in equity offering (units)			0
November 2013 Equity Offering | General Partner
Partners' Capital, Units
Units issued in equity offering (units)			0
ATM Program
Partners' Capital, Units
Units issued in equity offering (units)		1,900,000.0
ATM Program | Common
Partners' Capital, Units
Units issued in equity offering (units)		1,900,000.0
ATM Program | Subordinated
Partners' Capital, Units
Units issued in equity offering (units)		0
ATM Program | General Partner
Partners' Capital, Units
Units issued in equity offering (units)		0
QEP Midstream Partners LP | Subordinated
Partners' Capital, Units
Units issued in equity offering (units)	[1]	0
Martinez Marine Terminal Acquisition
Partners' Capital, Units
Units issued in the acquisitions				10,000,000
Martinez Marine Terminal Acquisition | Common
Partners' Capital, Units
Units issued in the acquisitions				9,800,000.0
Martinez Marine Terminal Acquisition | Subordinated
Partners' Capital, Units
Units issued in the acquisitions				0
Martinez Marine Terminal Acquisition | General Partner
Partners' Capital, Units
Units issued in the acquisitions				200,000.0
Long Beach Assets Acquisition
Partners' Capital, Units
Units issued in the acquisitions				1,400,000.0
Long Beach Assets Acquisition | Common
Partners' Capital, Units
Units issued in the acquisitions				1,400,000.0
Long Beach Assets Acquisition | Subordinated
Partners' Capital, Units
Units issued in the acquisitions				0
Long Beach Assets Acquisition | General Partner
Partners' Capital, Units
Units issued in the acquisitions				0
Anacortes Rail Facility Acquisition
Partners' Capital, Units
Units issued in the acquisitions				6,300,000.0
Anacortes Rail Facility Acquisition | Common
Partners' Capital, Units
Units issued in the acquisitions				6,300,000.0
Anacortes Rail Facility Acquisition | Subordinated
Partners' Capital, Units
Units issued in the acquisitions				0
Anacortes Rail Facility Acquisition | General Partner
Partners' Capital, Units
Units issued in the acquisitions				0
Los Angeles Terminal Assets Acquisition
Partners' Capital, Units
Units issued in the acquisitions			300,000.0
Los Angeles Terminal Assets Acquisition | Common
Partners' Capital, Units
Units issued in the acquisitions			300,000.0
Los Angeles Terminal Assets Acquisition | Subordinated
Partners' Capital, Units
Units issued in the acquisitions			0
Los Angeles Terminal Assets Acquisition | General Partner
Partners' Capital, Units
Units issued in the acquisitions			0
Los Angeles Logistics Assets Acquisition
Partners' Capital, Units
Units issued in the acquisitions			23,500,000.0
Los Angeles Logistics Assets Acquisition | Common
Partners' Capital, Units
Units issued in the acquisitions			23,000,000.0
Los Angeles Logistics Assets Acquisition | Subordinated
Partners' Capital, Units
Units issued in the acquisitions			0
Los Angeles Logistics Assets Acquisition | General Partner
Partners' Capital, Units
Units issued in the acquisitions			500,000.0
West Coast Logistics Assets Acquisition
Partners' Capital, Units
Units issued in the acquisitions	[2]	4,600,000.0
West Coast Logistics Assets Acquisition | Common
Partners' Capital, Units
Units issued in the acquisitions	[2]	4,300,000.0
West Coast Logistics Assets Acquisition | Subordinated
Partners' Capital, Units
Units issued in the acquisitions	[2]	0
West Coast Logistics Assets Acquisition | General Partner
Partners' Capital, Units
Units issued in the acquisitions	[2]	300,000.0
QEP Midstream Partners LP
Partners' Capital, Units
Units issued in equity offering (units)	[1]	7,100,000
QEP Midstream Partners LP | Common
Partners' Capital, Units
Units issued in equity offering (units)	[1]	7,100,000
QEP Midstream Partners LP | General Partner
Partners' Capital, Units
Units issued in equity offering (units)	[1]	0

[1]	On July 22, 2015, we issued common units to QEPM unitholders upon completion of the Merger discussed in Note 2.
[2]	On November 12, 2015, we issued common units to Tesoro and TLGP in connection with the completion of the LA Storage and Handling Assets discussed in Note 2.